UAM FUNDS

                    THE C & B PORTFOLIOS
                 INSTITUTIONAL CLASS SHARES

                   C & B Equity Portfolio
        C & B Equity Portfolio for Taxable Investors
               C & B Mid Cap Equity Portfolio
                  C & B Balanced Portfolio

            Supplement dated April 4, 1997 to the
              Prospectus dated January 3, 1997

The information under the heading "FUND EXPENSES" on page  1 of the Prospectus is amended as follows:

              Shareholder Transaction Expenses

                                                  Taxable     Mid
                            Equity    Balanced    Equity      Cap
                           Portfolio  Portfolio  Portfolio  Portfolio
                           _________  _________  _________  _________

Sales Load Imposed on
Purchases                   NONE        NONE         NONE        NONE

Sales Load Imposed  on
Reinvested Dividends        NONE        NONE         NONE        NONE

Deferred Sales Load         NONE        NONE         NONE        NONE

Redemption Fees             NONE        NONE           1%*       NONE

Exchange Fees               NONE        NONE         NONE        NONE
_____________________
*  A  1% redemption fee is charged on shares held less than one year.

The  information  under  the heading "PROSPECTUS  SUMMARY  -
REDEMPTIONS AND EXCHANGES" and "REDEMPTION OF SHARES" on pages 3 and 19, respectively, of the Prospectus is amended as follows:

     Shares of each Portfolio may be redeemed by mail or telephone, at any time, at the net asset value of the
     Portfolio  next  determined after the  receipt  of  the
     redemption  request.   No  charge  is  made   for   the
     redemption of shares of the Equity, Mid Cap and Balanced Portfolios. Shares of the Taxable Equity Portfolio held for less than one year will be subject to a 1% redemption fee to be retained by the Fund for the benefit of the Portfolio's remaining shareholders. This fee is designed to encourage long-term investment in the Taxable Equity Portfolio, to offset transaction and other expenses caused by early redemptions and to facilitate portfolio management. Any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

Finally,  all  other discussion of redemption fees,  or  the
absence  of  such  fees,  is  amended  to  reflect  the   1%
redemption fee discussed above.

                          UAM FUNDS

                    THE C & B PORTFOLIOS
                 INSTITUTIONAL CLASS SHARES

                   C & B Equity Portfolio
        C & B Equity Portfolio for Taxable Investors
               C & B Mid Cap Equity Portfolio
                  C & B Balanced Portfolio

            Supplement dated April 4, 1997 to the
  Statement of Additional Information dated January 3, 1997

The information under the heading "REDEMPTION OF SHARES" on pages 5-6 of the Statement of Additional Information is amended as follows:

     No  charge  is  made by the Equity,  Mid  Cap  and
     Balanced Portfolios for redemptions. Shares of the
     Taxable  Equity Portfolio held for less  than  one
     year will be subject to a 1% redemption fee.   Any
     redemption   may  be  more  or   less   than   the
     shareholder's initial cost depending on the market value of the securities held by the Portfolio.